GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 265,062	$ 319,261
Goodwill impairment	$ (248,900)	$ (54,200)	(248,851)	(54,199)	$ 0
Goodwill, ending balance	16,211	265,062	16,211	265,062	319,261
Accumulated goodwill impairment	303,050	54,199	303,050	54,199	0
Piceance Basin Segment
Goodwill [Roll Forward]
Goodwill, beginning balance			45,478	45,478
Goodwill impairment			(45,478)	0
Goodwill, ending balance	0	45,478	0	45,478	45,478
Accumulated goodwill impairment	45,478	0	45,478	0	0
Williston Basin Segment
Goodwill [Roll Forward]
Goodwill, beginning balance			203,373	257,572
Goodwill impairment			(203,373)	(54,199)
Goodwill, ending balance	0	203,373	0	203,373	257,572
Accumulated goodwill impairment	257,572	54,199	257,572	54,199	0
Williston Basin Segment | Bison Midstream
Goodwill [Roll Forward]
Goodwill impairment		(54,200)
Marcellus Shale Segment
Goodwill [Roll Forward]
Goodwill, beginning balance			16,211	16,211
Goodwill impairment			0	0
Goodwill, ending balance	$ 16,211	$ 16,211	$ 16,211	$ 16,211	$ 16,211